Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Trade payables	€ 363.7	€ 306.5
Accruals and deferred income	133.7	109.4
Current trade payables, relating to trade terms	89.7	59.4
Social security and other taxes	24.1	25.7
Other payables	21.2	18.8
Financial payables	3.3	4.1
Bank overdrafts	10.7	1.3
Total current trade and other payables	646.4	525.2
Non-current liabilities
Accruals and deferred income	2.2	2.7
Total non-current trade and other payables	2.2	2.7
Total trade and other payables	€ 648.6	€ 527.9